Segment and Customer Reporting (Tables)	12 Months Ended
Sep. 30, 2025
Segment And Customer Reporting
Schedule Of segment performance
	2025	2024
Large format batteries	63,336	42,970
Other	490	1,645
	63,826	44,615

Schedule Of Revenues
	2025	2024
Revenue with customers
Sale of batteries and battery systems	63,336	42,970
Sale of services	240	983
Grant income
Research grant	250	26
Others	—	636
	63,826	44,615

Schedule of Revenues Based on Geographical Region
	2025	2024
Canada	2,499	1,655
United States	60,718	42,784
Others	609	176
Total	63,826	44,615